Cash, Loan and Dividend Restrictions (Details) (USD $) In Billions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash, Loan and Dividend Restrictions [Line Items]
Average required reserve balance on deposits		$ 9.1	$ 7.0
Per share dividend amount requiring approval	$ 0.25	$ 0.88	$ 0.48	$ 0.20
Total capital ratio required to be well capitalized		10.00%
Credit And Non-Credit Transactions With All Nonbank Affiliates, Maximum Percent of Bank Capital and Surplus		20.00%
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member] [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Total capital ratio required to be well capitalized		10.00%
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		6.2
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		$ 1.7